1. ORGANIZATION AND BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
1. ORGANIZATION AND BUSINESS

1. Organization and Business

ADMA Biologics, Inc. (“ADMA” or the “Company”) develops and commercializes human plasma and plasma-derived therapeutics. The Company focuses on developing and commercializing plasma-derived human immune globulins. ADMA Biologics, Inc. was founded in 2004 and is based in Hackensack, New Jersey.  In addition, ADMA operates ADMA BioCenters of Georgia. This wholly-owned subsidiary is a Delaware corporation that was formed on April 3, 2008.  ADMA BioCenters of Georgia is an FDA-licensed source plasma collection facility located in Norcross, GA.

The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future.  The Company has needed to raise capital from the sales of its securities to sustain operations.

On February 13, 2012, R&R Acquisition VI, Inc., a Delaware corporation (“ParentCo” or the “Registrant”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among ParentCo, ADMA Biologics, Inc., a privately-held Delaware corporation (“Former ADMA”), and ADMA Acquisition Sub, Inc., a Delaware corporation and wholly-owned subsidiary of ParentCo (“Acquisition Sub”).  Upon the closing of the merger transaction contemplated under the Merger Agreement (the “Merger”), Acquisition Sub was merged with and into Former ADMA, and Former ADMA, as the surviving corporation in the Merger, became a wholly-owned subsidiary of ParentCo.  ParentCo’s corporate name was changed to ADMA Biologics, Inc. and the name of Former ADMA was changed to ADMA Plasma Biologics, Inc.  Prior to the transactions contemplated by the Merger Agreement with Former ADMA, there were no material relationships between ParentCo and Former ADMA, or any of their respective affiliates, directors or officers, or any associates of their respective directors or officers.  For accounting purposes, the Merger was accounted for as a reverse acquisition, with Former ADMA as the accounting acquiror (legal acquiree) and ParentCo as the accounting acquiree (legal acquiror).  Consequently, the historical financial information of Former ADMA became the historical financial information of ParentCo.

In February 2012, the Company completed a private placement (the “2012 Financing”) to raise gross proceeds of $17.3 million in cash in connection with, and immediately prior to the closing of the Merger.  In the 2012 Financing, Former ADMA issued 1,828,128 shares of former ADMA’s common stock at a price per share of $9.60 to accredited investors pursuant to a securities purchase agreement dated February 13, 2012 (the “Securities Purchase Agreement”).  In lieu of repayment of senior secured promissory notes in the aggregate principal amount of $250,000 (plus $12,740 in accrued interest), the aggregate amount of unpaid principal and interest on the notes was invested by the holders of such notes in the 2012 Financing in exchange for shares of Former ADMA’s common stock.  Immediately prior to the Merger, (i) 3,386,454 shares of Series A Preferred Stock of Former ADMA were converted into 11,243,748 shares of Former ADMA’s common stock after giving effect to cumulative anti-dilution adjustments and accrued dividends, and 4,835,224 shares of Former ADMA’s Series A Preferred Stock issued in December 2011 upon the conversion of convertible notes were converted into an equal number of shares of Former ADMA’s common stock and (ii) the shares of common stock of Former ADMA were reverse split at a ratio of 1-for-6.8 (the “Reverse Split”). All of the then issued and outstanding shares of Former ADMA’s common stock, including the common stock issued in the 2012 Financing and including the shares of Former ADMA’s Series A Preferred Stock, which were converted into Former ADMA’s common stock immediately prior to and as part of the Merger, were automatically exchanged into 4,601,270 shares of ParentCo’s common stock, par value $0.0001 per share (the “Common Stock”), at a 1:1 exchange ratio.  All warrants, options and other rights to purchase or acquire shares of Former ADMA’s common stock outstanding immediately prior to the Merger, including the warrants issued to the placement agent in the 2012 Financing (the “Placement Agent Warrants”) and including the additional options granted to Adam S. Grossman, CEO, under his new employment agreement, were converted into warrants, options or other rights, as the case may be, to purchase an aggregate of 383,380 shares of Common Stock at the same exercise prices; and 2,446,967 of the 2,500,000 shares of Common Stock held by the stockholders of ParentCo immediately prior to the Merger were canceled such that these stockholders now hold 53,033 shares of Common Stock, not including the 87,865 shares issuable upon exercise of the Placement Agent Warrants, held by an affiliate of one of such stockholders.

The net cash proceeds from the 2012 Financing, after the payment of all expenses related to the 2012 Financing and the Merger, including legal, printing and travel expense, the Placement Agent’s cash fee and expense reimbursement and miscellaneous, are approximately $15.7 million, not including in such proceeds the senior secured promissory notes that were satisfied in exchange for shares of Former ADMA’s common stock in the 2012 Financing.  Based upon the Company’s projected revenue and expenditures for 2012 and 2013, management currently believes that the net proceeds of the February 2012 private placement, together with its previously-existing cash, will be sufficient to enable the Company to fund its operating expenses, research and development expenses and capital expenditures into the third quarter of 2013.  Because the Company does not anticipate receiving Food and Drug Administration (“FDA”) approval for RI-001, its lead product candidate, until at the earliest, the second quarter of 2015, if at all, and would therefore not be able to generate revenues from the commercialization of RI-001 until after that date, the Company will have to raise additional capital prior to the third quarter of 2013 to continue product development and operations.  The Company is unable to predict with reasonable certainty when it will generate revenues from the commercialization of RI-001, and therefore, how much additional capital it will need to raise prior to the third quarter of 2013.  Furthermore, if the Company’s assumptions underlying its estimated expenses and revenues prove to be wrong, it may have to raise additional capital sooner than anticipated.  There can be no assurance that such funds, if available at all, can be obtained on terms acceptable to the Company.  Due to numerous risks and uncertainties associated with the research, development and future commercialization of its product candidate, the Company is unable to estimate with certainty the amounts of increased capital outlays and operating expenditures associated with its anticipated clinical trials and development activities.  The Company’s current estimates may be subject to change as circumstances regarding requirements further develop. The Company may decide to raise capital through public or private equity offerings, debt financings or corporate collaboration and licensing arrangements.  The Company does not have any existing commitments for future external funding.  The Company may seek to sell additional equity or debt securities or obtain a bank credit facility.  The sale of additional equity or debt securities, if convertible, could result in dilution to the Company’s stockholders.  The incurrence of indebtedness would result in increased fixed obligations and could also result in covenants that would restrict its operations.

Additional equity or debt financing, grants, or corporate collaboration and potential licensing arrangements may not be available on acceptable terms, if at all.  If adequate funds are not available, the Company may be required to delay, reduce the scope of or eliminate the Company’s research and development programs, reduce the Company’s planned clinical trials and inhibit potential commercialization efforts of the Company’s lead product candidate.  The Company may be required to obtain loans or raise additional funds to meet long-term obligations and continue operations. There can be no assurance that such funds, if available at all, can be obtained on terms acceptable to the Company.  As of March 31, 2012, the Company had $14.2 million in cash and cash equivalents.

There can be no assurance that the Company's research and development will be successfully completed or that any product will be approved or commercially viable. The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, dependence on collaborative arrangements, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with the FDA and other governmental regulations and approval requirements.

Prior to the last quarter of 2011, ADMA was a development stage company. ADMA’s primary focus since 2004 has been conducting research and development of human plasma-derived products for the treatment of specific disease states.  The plasma collection center in Georgia was formed in 2008 as a complementary business operation.  ADMA transitioned to an operating company from the development stage during the fourth quarter of 2011 when it began to generate revenues from this business segment.

1. Organization and Business

ADMA Biologics, Inc. (the “Company”) develops and commercializes human plasma and plasma-derived therapeutics. The Company focuses on developing and commercializing plasma-derived human immune globulins. ADMA Biologics, Inc. was founded in 2004 and is based in Hackensack, New Jersey.  In addition, ADMA operates ADMA BioCenters of Georgia. This wholly-owned subsidiary is a Delaware corporation that was formed on April 3, 2008.  ADMA BioCenters of Georgia is an FDA-licensed source plasma collection facility located in Norcross, GA.

The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future. The Company has needed to raise capital from the sales of its securities to sustain operations. As of December 31, 2011, the Company had minimal cash balances. In February 2012, the Company completed a private placement to raise gross proceeds of $17.5 million (see Note 12).

Based upon the Company’s projected revenue and expenditures for 2012 and 2013, management currently believes that the net proceeds of the private placement, together with the Company’s existing cash, will be sufficient to enable it to fund its operating expenses, research and development expenses and capital expenditures into the third quarter of 2013. Because the Company does not anticipate receiving FDA approval for RI-001, until at the earliest, the second quarter of 2015, if at all, and would therefore not be able to generate revenues from the commercialization of RI-001 until after that date, it will have to raise additional capital prior to the third quarter of 2013 to continue product development and operations. The Company is unable to predict with reasonable certainty when, if ever, it will generate revenues from the commercialization of RI-001, and therefore, how much additional capital it will need to raise prior to the third quarter of 2013. Furthermore, if the Company’s assumptions underlying its estimated revenues and expenses prove to be wrong, it may have to raise additional capital sooner than anticipated. There can be no assurance that such funds, if available at all, can be obtained on terms acceptable to the Company. Because of numerous risks and uncertainties associated with the research, development and future commercialization of the Company’s product candidate, it is unable to estimate with certainty the amounts of increased capital outlays and operating expenditures associated with its anticipated clinical trials and development activities. Its current estimates may be subject to change as circumstances regarding requirements further develop.

There can be no assurance that the Company's research and development will be successfully completed or that any product will be approved or commercially viable. The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, dependence on collaborative arrangements, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with FDA and other governmental regulations and approval requirements.

Prior to the last quarter of 2011, ADMA was a development stage company. ADMA’s primary focus since 2004 has been conducting research and development of human plasma-derived products for the treatment of specific disease states. The plasma collection center in Georgia was undertaken in 2008 as a complimentary business operation. ADMA transitioned to an operating company from the development stage during the fourth quarter of 2011 when they began to generate revenues from this business segment.